April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Core Active ETF | BLCR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Large Cap Core Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.8%
ATI, Inc.(a)	651,611	$101,299,446
Howmet Aerospace, Inc.	597,300	145,167,792
		246,467,238
Banks — 1.9%
Wells Fargo & Co.	1,194,565	98,229,080
Broadline Retail — 6.9%
Amazon.com, Inc.(a)	1,346,570	356,921,844
Building Products — 3.7%
Johnson Controls International PLC	1,096,853	160,173,444
Madison Air Solutions Corp.(a)(b)	753,908	28,784,207
		188,957,651
Capital Markets — 4.4%
CME Group, Inc.	499,558	143,782,784
Intercontinental Exchange, Inc.	520,983	82,362,202
		226,144,986
Chemicals — 2.5%
Air Products and Chemicals, Inc.	424,446	127,355,022
Commercial Services & Supplies — 2.5%
Rentokil Initial PLC, ADR, NVS(b)	3,742,791	126,768,331
Communications Equipment — 4.3%
Ciena Corp.(a)	422,156	222,721,063
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc.	83,366	68,539,357
Electrical Equipment — 0.2%
Hubbell, Inc., Class B	25,149	12,779,967
Entertainment — 1.1%
TKO Group Holdings, Inc., Class A	314,872	58,594,531
Financial Services — 5.1%
Rocket Companies, Inc., Class A(a)	6,309,717	92,248,063
Visa, Inc., Class A	514,482	169,696,743
		261,944,806
Health Care Equipment & Supplies — 2.2%
Medtronic PLC	1,368,311	110,792,142
Health Care Providers & Services — 4.8%
Cardinal Health, Inc.	762,515	147,073,893
Elevance Health, Inc.	73,757	27,763,610
UnitedHealth Group, Inc.	194,844	72,185,805
		247,023,308
Insurance — 0.9%
Assurant, Inc.	186,059	43,960,160
Interactive Media & Services — 9.9%
Alphabet, Inc., Class A	740,875	285,088,700
Meta Platforms, Inc., Class A	367,665	224,977,890
		510,066,590
Security	Shares	Value
Leisure Products — 3.1%
Hasbro, Inc.	1,666,950	$159,760,488
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	653,333	126,295,802
Pharmaceuticals — 0.6%
Eli Lilly & Co.	35,737	33,399,800
Semiconductors & Semiconductor Equipment — 17.7%
Advanced Micro Devices, Inc.(a)	214,811	76,148,351
Broadcom, Inc.	336,642	140,524,470
Intel Corp.(a)	2,150,348	203,164,879
Micron Technology, Inc.	325,832	168,507,277
Nvidia Corp.	1,629,003	325,100,129
		913,445,106
Software — 7.6%
AppLovin Corp., Class A(a)	280,731	125,304,282
Intuit, Inc.	44,078	17,124,303
Microsoft Corp.	608,073	247,960,008
		390,388,593
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	567,836	154,082,299
Western Digital Corp.	413,789	179,799,596
		333,881,895
Trading Companies & Distributors — 2.6%
WESCO International, Inc.	386,908	135,077,321
Total Long-Term Investments — 97.1% (Cost: $4,432,072,213)		4,999,515,081
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	37,630,673	37,641,962
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	154,310,000	154,310,000
Total Short-Term Securities — 3.7% (Cost: $191,951,952)		191,951,962
Total Investments — 100.8% (Cost: $4,624,024,165)		5,191,467,043
Liabilities in Excess of Other Assets — (0.8)%		(40,887,790)
Net Assets — 100.0%		$5,150,579,253

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Large Cap Core Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,008	$37,528,348 (a)	$—	$(396)	$2	$37,641,962	37,630,673	$10,138 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	154,130,000 (a)	—	—	—	154,310,000	154,310,000	820,360	—
				$(396)	$2	$191,951,962		$830,498	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,999,515,081	$—	$—	$4,999,515,081
Short-Term Securities
Money Market Funds	191,951,962	—	—	191,951,962
	$5,191,467,043	$—	$—	$5,191,467,043

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares